Income taxes - Summary of Reconciliation Between Actual Income Taxes and The Theoretical Income Taxes (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Applicable tax rate	24.00%	24.00%	24.00%
Profit/(Loss) before taxes	€ 101,081	€ (96,959)	€ (31,557)
Theoretical income tax (expense)/benefit - tax rate 24%	(24,259)	23,270	7,574
Non-deductible costs	(8,256)	(23,863)	(10,353)
Patent box impact	0	0	1,497
Differences between foreign tax rates and the theoretical applicable tax rate	10,829	(2,849)	20,321
Taxes relating to prior years	(96)	(2,668)	(197)
Deferred tax assets not recognized	1,876	(14,978)	(25,727)
Tax on dividends and earnings	(5,366)	(9,027)	(6,221)
Other tax items	(6,934)	449	(727)
Total tax expense, excluding IRAP	€ (32,206)	€ (29,666)	€ (13,833)
Effective tax rate, excluding IRAP	31.90%	(30.60%)	(43.80%)
Italian regional income tax expense (IRAP)	€ (3,596)	€ (1,036)	€ (1,150)
Total income tax	€ (35,802)	€ (30,702)	€ (14,983)
Effective tax rate	(35.40%)	31.70%	47.50%